Schedule of Loans and Liabilities to Related Parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans And Liabilities To Related Parties
Non-interest loans	€ 66,800	€ 76,600
Deferred stock compensation	632,778	17,500
Deferred cash compensation	7,311	51,000
Deferred cost reimbursements	62,163
Total	769,052	145,100
Convertible notes payable held by related parties (See note 13)	€ 1,971,591	€ 478,191